GENERAL AND ADMINISTRATIVE EXPENSES	10 Months Ended
Dec. 31, 2023
Stardust Power Inc [Member]
Restructuring Cost and Reserve [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 10 — GENERAL AND ADMINISTRATIVE EXPENSES

The following table presents a breakdown of the Company’s general and administrative expenses:

Period from March 16, 2023 (inception) through December 31, 2023
Professional and consulting fees	$1,586,680
Legal and book-keeping services	347,835
Payroll and related taxes	443,672
Marketing and advertisement	119,363
Other	178,148
$2,675,698